Expenses by Nature	12 Months Ended
Dec. 31, 2025
Expenses by Nature [Abstract]
Expenses by nature

19. Expenses by nature

		For the year ended December 31,
	Note	2023	2024	2025
		MYR	MYR	MYR	USD
Cost of revenue
- Construction cost		6,041,901	2,170,000	12,498,750	3,081,546
- Depreciation and amortization	(ii)	24,888	229,365	458,730	113,099
- Consulting fees	(iii)	2,330,000	6,667,000	–	–
- Vegetable costs		934,681	16,838,559	37,984,989	9,365,135
- Planting related costs		499,744	59,280	226,003	55,721
- Wages and benefits	(i)	376,560	81,506	77,405	19,084
		10,207,774	26,045,710	51,245,877	12,634,585

		For the year ended December 31,
	Note	2023	2024	2025
		MYR	MYR	MYR	USD
Selling and promotion expenses
- Entertainment expenses		53,121	22,575	–	–
- Marketing fees		381,224	186,043	1,909,465	470,775
		434,345	208,618	1,909,465	470,775

General and administrative expenses
- Director fee	(i),(iv)	120,000	1,000,000	1,532,353	377,799
- Professional fees		503,556	2,955,710	1,958,948	482,975
- Wages and benefits	(i)	315,762	1,128,559	1,807,759	445,700
- Depreciation and amortization	(ii)	274,545	583,049	658,729	162,409
- Commission paid		161,129	145,674	273,049	67,320
- Office expenses		98,567	274,610	544,082	134,142
- Penalties		–	–	25,701	6,337
- Others		1,779	11,862	16,553	4,081
		1,475,338	6,099,464	6,817,174	1,680,763
Total of cost of revenue, selling and promotion, and general and administrative expenses		12,117,457	32,353,792	59,972,516	14,786,123
(i)	Staff costs

	For the year ended December 31,
	2023	2024	2025
	MYR	MYR	MYR	USD
Director fee	120,000	1,000,000	1,532,353	377,799
Salaries and wages	600,833	1,085,888	1,758,441	433,541
Contributions to social security contribution plan	75,013	105,351	122,734	30,260
Welfare expenses	16,476	18,826	3,989	983
	812,322	2,210,065	3,417,517	842,583

(ii)	Depreciation and amortization

	For the year ended December 31,
	2023	2024	2025
	MYR	MYR	MYR	USD
Property, plant and equipment	47,055	89,117	136,963	33,768
Intangible assets	16,106	243,183	471,048	116,136
Right-of-use assets	236,272	480,114	509,448	125,604
	299,433	812,414	1,117,459	275,508

(iii)	The consulting fees mainly comprise design fees of CEA vertical farms, and consultation service fees on operating and managing the CEA vertical farms.

(iv)	During the years ended December 31, 2023, the director of the Company, which is also a shareholder of the Company, was entitled to an annual salary of MYR 120,000 of which the director waived to receive and was accordingly treated as a contribution by a shareholder.